Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options [Member]
Stock Option Activity

Stock Option activity during 2017 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2017	2,291	$3.82
Exercised	(126)	3.77
Forfeited	(35)	3.77
Expired	(46)	3.80

Outstanding at December 31, 2017	2,084	$3.84	6.7	$—

Exercisable at December 31, 2017	1,944	$3.88	6.6	$—

Time Based Restricted Stock Units RSU [Member]
Restricted Award Activity

Time-based RSUs activity during 2017 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2017	3,594	$9.52
Granted	1,412	4.36
Vested(1)	(1,400)	9.76
Forfeited	(189)	4.62

Outstanding at December 31, 2017	3,417	$7.56	1.4	$11.6

(1)	The total vested RSUs does not include 1,025 RSUs that have vested but for which shares have not been issued.

Performance Based Restricted Stock Units RSU [Member]
Restricted Award Activity

Performance-based RSUs activity during 2017 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2017	1,829	$6.22
Granted	790	2.79
Cancelled	(324)	21.48
Forfeited	(139)	3.01

Outstanding at December 31, 2017	2,156	$2.89	1.4	$7.3

Anti-Dilution Option Grants [Member]
Stock Option Activity

These options generally expire 10 years from the date of the grant.

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2017	1,610	$11.98

Outstanding at December 31, 2017	1,610	$11.98	5.1	$—

Exercisable at December 31, 2017	1,610	$11.98	5.1	$—